SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 10,749	£ 10,180	£ 13,396
Other income, net of insurance claims	4,377	8,179	5,230
Total income, net of insurance claims	15,126	18,359	18,626
Net income	15,126	18,359	18,626
Operating costs	(9,745)	(12,670)	(11,729)
Impairment charge	(4,155)	(1,296)	(937)
Profit before tax	1,226	4,393	5,960
Segment external assets	871,269	833,893
Customer deposits	460,068	421,320
Segment external liabilities	821,856	786,087
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	2,308	2,756	2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462
Gains less losses on disposal of financial assets at fair value through other comprehensive income	46	(30)	(37)
Trading income	7,220	18,288	(3,876)
Inter-segment other income		0
Segment other income, net of insurance claims	4,377	8,179	5,230
Other segment items reflected in income statement above:
Depreciation and amortisation	2,732	2,660	2,405
Non-income statement segment items:
Investments in joint ventures and associates at end of year	296	304
Gain loss on sale of leased assets net operating leases	127	41	60
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	10,773	12,377	12,714
Other income, net of insurance claims	4,515	5,732	6,010
Total income, net of insurance claims	15,288	18,109	18,724
Operating lease depreciation	(884)	(967)	(956)
Net income	14,404	17,142	17,768
Operating costs	(7,585)	(7,875)	(8,165)
Remediation	(379)	(445)	(600)
Total costs	(7,964)	(8,320)	(8,765)
Impairment charge	(4,247)	(1,291)	(937)
Profit before tax	2,193	7,531	8,066
External income	15,288	18,109	18,724
Inter-segment income (expense)	0	0	0
Segment external assets	871,269	833,893	797,598
Customer deposits	460,068	421,320	418,066
Segment external liabilities	821,856	786,087	747,399
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	2,308	2,756	2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462
Operating lease rental income	1,120	1,250	1,343
Rental income from investment properties	191	191	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income	149	196	275
Lease termination income	5	12	7
Trading income	1,060	1,137	1,064
Insurance and other, net of insurance claims	830	1,540	1,662
Other external income, net of insurance claims	3,355	4,326	4,548
Inter-segment other income	0		0
Segment other income, net of insurance claims	4,515	5,732	6,010
Other segment items reflected in income statement above:
Depreciation and amortisation	2,732	2,660	2,405
Movement in value of in-force business	76	825	(55)
Defined benefit scheme charges	247	245	405
Non-income statement segment items:
Additions to fixed assets	2,901	3,649	3,514
Investments in joint ventures and associates at end of year	296	304	91
Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	615	659	650
Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	748	982	993
Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	274	248	305
Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	146	206	221
Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	6	69	97
Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	76	103	83
Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	443	489	499
Retail | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,384	9,184	9,431
Other income, net of insurance claims	1,733	2,019	2,102
Total income, net of insurance claims	10,117	11,203	11,533
Operating lease depreciation	(856)	(946)	(921)
Net income	9,261	10,257	10,612
Operating costs	(4,761)	(4,768)	(4,904)
Remediation	(125)	(238)	(267)
Total costs	(4,886)	(5,006)	(5,171)
Impairment charge	(2,384)	(1,038)	(861)
Profit before tax	1,991	4,213	4,580
External income	11,868	13,136	13,053
Inter-segment income (expense)	(1,751)	(1,933)	(1,520)
Segment external assets	358,766	350,850	349,787
Customer deposits	290,206	253,128	253,846
Segment external liabilities	295,229	261,036	260,816
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	1,077	1,238	1,233
Fee and commission expense	(571)	(571)	(601)
Net fee and commission income	506	667	632
Operating lease rental income	1,103	1,225	1,305
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Lease termination income	0	0	0
Trading income	69	47	71
Insurance and other, net of insurance claims	147	206	247
Other external income, net of insurance claims	1,319	1,478	1,623
Inter-segment other income	(92)	(126)	(153)
Segment other income, net of insurance claims	1,733	2,019	2,102
Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	1,712	1,573
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	97	108	121
Non-income statement segment items:
Additions to fixed assets	1,684	2,208	2,092
Investments in joint ventures and associates at end of year	4	4	4
Retail | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	498	518	503
Retail | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	517	652	660
Retail | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Retail | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	9	13
Retail | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Retail | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Retail | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	62	59	57
Commercial Banking | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0
Commercial Banking | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,357	2,892	2,985
Other income, net of insurance claims	1,292	1,417	1,665
Total income, net of insurance claims	3,649	4,309	4,650
Operating lease depreciation	(28)	(21)	(35)
Net income	3,621	4,288	4,615
Operating costs	(1,851)	(2,073)	(2,184)
Remediation	(210)	(155)	(203)
Total costs	(2,061)	(2,228)	(2,387)
Impairment charge	(1,464)	(306)	(71)
Profit before tax	96	1,754	2,157
External income	3,246	3,508	3,837
Inter-segment income (expense)	403	801	813
Segment external assets	142,042	144,795	164,655
Customer deposits	145,596	144,050	147,597
Segment external liabilities	189,302	182,318	190,649
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	875	1,065	1,115
Fee and commission expense	(222)	(321)	(311)
Net fee and commission income	653	744	804
Operating lease rental income	17	25	38
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	(5)	0
Lease termination income	5	12	7
Trading income	787	812	711
Insurance and other, net of insurance claims	349	72	356
Other external income, net of insurance claims	1,158	916	1,112
Inter-segment other income	(519)	(243)	(251)
Segment other income, net of insurance claims	1,292	1,417	1,665
Other segment items reflected in income statement above:
Depreciation and amortisation	263	315	278
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	30	43	49
Non-income statement segment items:
Additions to fixed assets	112	260	208
Investments in joint ventures and associates at end of year	0	0	0
Commercial Banking | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	113	136	142
Commercial Banking | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	231	330	332
Commercial Banking | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	274	248	305
Commercial Banking | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable		0	0
Commercial Banking | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	5	4	5
Commercial Banking | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	76	103	83
Commercial Banking | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	176	244	248
Insurance and Wealth | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	49	77	123
Other income, net of insurance claims	1,250	2,021	1,865
Total income, net of insurance claims	1,299	2,098	1,988
Operating lease depreciation	0	0	0
Net income	1,299	2,098	1,988
Operating costs	(902)	(982)	(1,021)
Remediation	(50)	(50)	(39)
Total costs	(952)	(1,032)	(1,060)
Impairment charge	(9)	0	(1)
Profit before tax	338	1,066	927
External income	1,223	1,926	1,860
Inter-segment income (expense)	76	172	128
Segment external assets	183,348	175,869	140,487
Customer deposits	14,072	13,677	14,063
Segment external liabilities	190,771	182,333	147,673
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	355	423	469
Fee and commission expense	(329)	(405)	(418)
Net fee and commission income	26	18	51
Operating lease rental income	0	0	0
Rental income from investment properties	191	191	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Lease termination income	0	0	0
Trading income	0	0	0
Insurance and other, net of insurance claims	1,389	2,216	2,146
Other external income, net of insurance claims	1,580	2,407	2,343
Inter-segment other income	(356)	(404)	(529)
Segment other income, net of insurance claims	1,250	2,021	1,865
Other segment items reflected in income statement above:
Depreciation and amortisation	159	181	154
Movement in value of in-force business	76	825	(55)
Defined benefit scheme charges	14	19	20
Non-income statement segment items:
Additions to fixed assets	125	174	223
Investments in joint ventures and associates at end of year	0	0	0
Insurance and Wealth | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	4	5	5
Insurance and Wealth | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	1
Insurance and Wealth | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Insurance and Wealth | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	146	197	208
Insurance and Wealth | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	1	65	92
Insurance and Wealth | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Insurance and Wealth | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	204	156	163
Other
Analysis of segment underlying other income, net of insurance claims:
Lease termination income		0
Other | Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(17)	224	175
Other income, net of insurance claims	240	275	378
Total income, net of insurance claims	223	499	553
Operating lease depreciation	0	0	0
Net income	223	499	553
Operating costs	(71)	(52)	(56)
Remediation	6	(2)	(91)
Total costs	(65)	(54)	(147)
Impairment charge	(390)	53	(4)
Profit before tax	(232)	498	402
External income	(1,049)	(461)	(26)
Inter-segment income (expense)	1,272	960	579
Segment external assets	187,113	162,379	142,669
Customer deposits	10,194	10,465	2,560
Segment external liabilities	146,554	160,400	148,261
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	1	30	31
Fee and commission expense	(26)	(53)	(56)
Net fee and commission income	(25)	(23)	(25)
Operating lease rental income	0	0	0
Rental income from investment properties	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	149	201	275
Lease termination income	0		0
Trading income	204	278	282
Insurance and other, net of insurance claims	(1,055)	(954)	(1,087)
Other external income, net of insurance claims	(702)	(475)	(530)
Inter-segment other income	967	773	933
Segment other income, net of insurance claims	240	275	378
Other segment items reflected in income statement above:
Depreciation and amortisation	550	452	400
Movement in value of in-force business	0	0	0
Defined benefit scheme charges	106	75	215
Non-income statement segment items:
Additions to fixed assets	980	1,007	991
Investments in joint ventures and associates at end of year	292	300	87
Other | Underlying basis total | Current accounts
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Credit and debit card fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Commercial banking and treasury fees
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Unit trust and insurance broking
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Private banking and asset management
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Factoring
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	0	0	0
Other | Underlying basis total | Other fees and commissions
Analysis of segment underlying other income, net of insurance claims:
Fees and commissions receivable	£ 1	£ 30	£ 31